UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10345

        Nuveen Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          7/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Dividend Advantage Municipal Fund 3 (NZF)
July 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 1.0%

$5,655	Alabama State Port Authority, Docks Facilities Revenue Bonds, Series 2001, 5.250%, 10/01/26	10/11 at 100.00	AAA	$ 5,726,988
	(Alternative Minimum Tax) - MBIA Insured

	Alaska - 0.7%

4,000	Alaska Student Loan Corporation, Student Loan Revenue Bonds, Series 1998A, 5.250%, 7/01/14	7/08 at 100.00	AAA	4,150,200
	(Alternative Minimum Tax) - AMBAC Insured

	Arkansas - 0.9%

	Sebastian County Health Facilities Board, Arkansas, Hospital Revenue Improvement Bonds, Sparks
	Regional Medical Center, Series 2001A:
1,805	5.500%, 11/01/13	11/11 at 101.00	Baa1	1,900,178
1,900	5.500%, 11/01/14	11/11 at 101.00	Baa1	1,977,387
1,555	5.250%, 11/01/21	11/11 at 101.00	Baa1	1,526,668

	California - 10.6%

5,000	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance LLC,	8/11 at 102.00	A	5,052,200
	Series 2001A, 5.550%, 8/01/31

18,850	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21	6/07 at 101.00	AAA	19,124,268
	(Alternative Minimum Tax) - MBIA Insured

1,500	California Statewide Community Development Authority, Senior Lien Revenue Bonds, East Valley	10/15 at 103.00	N/R	1,627,485
	Tourist Authority, Series 2003B, 9.250%, 10/01/20

5,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	No Opt. Call	A	4,938,050
	Series 2004G, 2.300%, 4/01/34 (Mandatory put 5/01/07)

	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding Bonds,
	LAXFUEL Corporation at Los Angeles International Airport, Series 2001:
13,955	5.750%, 1/01/16 (Alternative Minimum Tax) - AMBAC Insured	1/12 at 100.00	AAA	15,338,778
5,000	5.375%, 1/01/21 (Alternative Minimum Tax) - AMBAC Insured	1/12 at 100.00	AAA	5,128,200
1,500	5.250%, 1/01/23 (Alternative Minimum Tax) - AMBAC Insured	1/12 at 100.00	AAA	1,508,625
10,000	5.500%, 1/01/32 (Alternative Minimum Tax) - AMBAC Insured	1/12 at 100.00	AAA	10,093,400

	Colorado - 8.4%

2,250	Canterberry Crossing Metropolitan District II, Parker, Colorado, Limited Tax General Obligation	12/12 at 100.00	N/R	2,277,540
	Bonds, Series 2002, 7.375%, 12/01/32

1,775	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld County	6/11 at 100.00	Ba1	1,847,101
	School District 6 - Frontier Academy, Series 2001, 7.375%, 6/01/31

3,250	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Montessori	5/12 at 102.00	N/R	3,377,238
	Peaks Building Foundation, Series 2002A, 8.000%, 5/01/32

1,700	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek	3/12 at 100.00	N/R	1,712,019
	Education Center, Series 2002A, 7.625%, 3/15/32

5,060	Colorado Housing and Finance Authority, Multifamily Project Bonds, Class I, Series 2001A-1,	10/11 at 100.00	AAA	5,154,015
	5.500%, 4/01/31 (Alternative Minimum Tax)

10,100	Colorado Springs, Colorado, Utilities System Improvement and Refunding Revenue Bonds, Series	11/07 at 100.00	AA	10,418,352
	1997A, 5.375%, 11/15/26

2,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A, 5.500%,	11/11 at 100.00	AAA	2,162,900
	11/15/16 (Alternative Minimum Tax) - FGIC Insured

	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1996A:
19,150	5.750%, 11/15/16 - MBIA Insured	11/06 at 101.00	AAA	20,613,443
1,105	5.500%, 11/15/25 - MBIA Insured	11/06 at 101.00	AAA	1,163,885

1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R	1,027,900
	8.000%, 12/01/25

	Connecticut - 0.0%

220	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001A-2,	5/10 at 100.00	AAA	226,296
	5.350%, 11/15/22 (Alternative Minimum Tax)

	Delaware - 0.6%

3,390	Delaware State Housing Authority, Multifamily Mortgage Revenue Bonds, Series 2001A, 5.400%,	7/12 at 100.00	Aa3	3,474,750
	7/01/24

	District of Columbia - 1.1%

6,000	District of Columbia, Revenue Bonds, The Catholic University of America Issue, Series 1999,	10/09 at 101.00	AAA	6,317,460
	5.625%, 10/01/29 - AMBAC Insured

	Florida - 2.1%

2,000	Dade County, Florida, Water and Sewer System Revenue Bonds, Series 1997, 5.375%, 10/01/16 -	10/07 at 102.00	AAA	2,171,520
	FGIC Insured

2,230	Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Refunding	6/05 at 101.00	AA+	2,232,966
	Bonds, Series 1995D, 4.750%, 6/01/22

	Orange County, Florida, Housing Finance Authority, Multifamily Housing Revenue Bonds, Oak Glen
	Apartments, Series 2001G:
1,105	5.400%, 12/01/32 - FSA Insured	12/11 at 100.00	AAA	1,120,746
2,195	5.450%, 12/01/41 - FSA Insured	12/11 at 100.00	AAA	2,224,874

4,175	Pace Property Finance Authority Inc., Florida, Utility System Improvement and Refunding Revenue	9/07 at 102.00	AAA	4,503,656
	Bonds, Series 1997, 5.250%, 9/01/17 - AMBAC Insured

	Georgia - 2.3%

5,000	Atlanta, Georgia, Airport General Revenue Bonds, Series 2000B, 5.625%, 1/01/30 (Alternative	1/10 at 101.00	AAA	5,171,050
	Minimum Tax) - FGIC Insured

2,700	Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station Project, Series 2001, 7.900%, 12/01/24	12/11 at 101.00	N/R	2,813,940

3,600	Gainesville, Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast	5/11 at 100.00	A-	3,637,224
	Georgia Health Services Inc. Project, Series 2001, 5.500%, 5/15/31

2,000	Henry County, Georgia, and Henry County Water and Sewerage Authority, Water and Sewerage Revenue	2/10 at 101.00	AAA	2,118,440
	Bonds, Series 2000, 5.625%, 2/01/30 - FGIC Insured

	Hawaii - 0.9%

5,125	Hawaii, Highway Revenue Bonds, Series 2001, 5.375%, 7/01/21 - FSA Insured	7/11 at 100.00	AAA	5,476,216

	Illinois - 16.3%

3,000	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2001A, 5.500%,	1/11 at 100.00	AAA	3,118,920
	1/01/31 - FGIC Insured

8,375	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A, 5.500%, 1/01/19 (Alternative	1/11 at 101.00	AAA	8,876,830
	Minimum Tax) - FSA Insured

4,950	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O'Hare International	1/11 at 101.00	AAA	5,004,054
	Airport, Series 2001A, 5.375%, 1/01/32 (Alternative Minimum Tax) - AMBAC Insured

1,750	Chicago, Illinois, Sales Tax Revenue Bonds, Series 1998, 5.250%, 1/01/28 - FGIC Insured	7/08 at 102.00	AAA	1,784,667

10,800	Chicago, Illinois, Sales Tax Revenue Bonds, Series 1999, 5.375%, 1/01/30 (Pre-refunded to 1/01/09) -	1/09 at 101.00	AAA	11,951,064
	FGIC Insured

	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2001A:
2,220	5.500%, 1/01/16 - MBIA Insured	No Opt. Call	AAA	2,489,219
8,610	5.500%, 1/01/26 (Pre-refunded to 1/01/11) - AMBAC Insured	1/11 at 100.00	AAA	9,626,238

10,000	Chicago, Illinois, Senior Lien Water Revenue Bonds, Series 2001, 5.000%, 11/01/26 (Pre-refunded to	11/11 at 100.00	AAA	10,032,400
	11/01/11) - AMBAC Insured

1,100	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000, 6.500%,	5/10 at 101.00	Baa2	1,169,993
	5/15/30

15,000	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series 2001A,	7/11 at 100.00	Baa1	15,209,850
	6.125%, 7/01/31

9,000	Illinois Health Facilities Authority, Revenue Bonds, Covenant Retirement Communities Inc., Series	12/11 at 101.00	BBB+	8,520,120
	2001, 5.875%, 12/01/31

2,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding	No Opt. Call	AAA	2,178,920
	Bonds, Series 1998A, 5.500%, 6/15/29 - FGIC Insured

16,900	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	12/09 at 101.00	AAA	17,268,758
	Series 1999A, 5.250%, 12/15/28 - FGIC Insured

	Indiana - 4.8%

	Clark-Pleasant Community School Building Corporation, Indiana, First Mortgage Bonds, Series 2001:
1,255	5.000%, 7/15/21 - AMBAC Insured	1/12 at 100.00	AAA	1,287,555
1,000	5.000%, 1/15/26 - AMBAC Insured	1/12 at 100.00	AAA	1,002,750

	Evansville-Vanderburgh Public Library Leasing Corporation, Indiana, First Mortgage Bonds, Series
	2001:
2,000	5.750%, 7/15/18 - MBIA Insured	7/12 at 100.00	AAA	2,190,000
2,750	5.125%, 1/15/24 - MBIA Insured	1/12 at 100.00	AAA	2,793,368

3,465	Gary, Indiana, GNMA/FHA Mortgage Revenue Bonds, Windsor Square Project, Series 2001A, 5.375%,	11/11 at 102.00	AAA	3,487,245
	10/20/41 (Alternative Minimum Tax)

1,250	Hamilton Southeastern Cumberland Campus School Building Corporation, Indiana, First Mortgage Bonds,	1/12 at 100.00	AAA	1,284,413
	Series 2001, 5.125%, 1/15/23 - AMBAC Insured

9,500	Indiana Educational Facilities Authority, Educational Facilities Revenue Bonds, Butler University	2/11 at 100.00	AAA	9,945,930
	Project, Series 2001, 5.500%, 2/01/26 - MBIA Insured

2,650	Indianapolis Airport Authority, Indiana, Specialty Facility Revenue Bonds, United Air Lines Inc.,	11/05 at 102.00	N/R	493,578
	Indianapolis Maintenance Center Project, Series 1995A, 6.500%, 11/15/31 (Alternative Minimum Tax)#

3,500	University of Southern Indiana, Student Fee Bonds, Series 2001H, 5.000%, 10/01/21 - AMBAC Insured	10/11 at 100.00	Aaa	3,589,845

	Wayne County Jail Holding Corporation, Indiana, First Mortgage Bonds, Series 2001:
1,150	5.625%, 7/15/18 - AMBAC Insured	1/13 at 101.00	AAA	1,271,555
1,090	5.500%, 7/15/22 - AMBAC Insured	1/13 at 101.00	AAA	1,177,832

	Iowa - 4.6%

2,000	Iowa Finance Authority, Health Care Facilities Revenue Bonds, Great River Medical Center, Series	5/11 at 100.00	AAA	2,016,880
	2001, 5.250%, 5/15/31 - FSA Insured

	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B:
28,000	5.300%, 6/01/25	6/11 at 101.00	BBB	22,596,280
3,950	5.600%, 6/01/35	6/11 at 101.00	BBB	3,019,933

	Kentucky - 3.2%

18,500	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System	11/11 at 101.00	AAA	18,896,455
	Revenue Bonds, Series 2001A, 5.125%, 5/15/27 - MBIA Insured

	Louisiana - 3.8%

19,890	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series	5/11 at 101.00	BBB	16,251,323
	2001B, 5.875%, 5/15/39

6,000	West Feliciana Parish, Louisiana, Remarketed Pollution Control Revenue Bonds, Gulf States Utilities	11/04 at 101.00	BB+	6,126,120
	Company, Series 1985A, 7.500%, 5/01/15

	Maine - 1.2%

	Maine State Housing Authority, Mortgage Purchase Bonds, Series 2001B:
4,610	5.400%, 11/15/21 (Alternative Minimum Tax)	11/10 at 100.00	AA+	4,746,963
2,430	5.500%, 11/15/32 (Alternative Minimum Tax)	11/10 at 100.00	AA+	2,470,435

	Maryland - 2.3%

	Maryland Community Development Administration, Multifamily Housing Insured Mortgage Loans, Series
	2001B:
1,175	5.250%, 5/15/21 (Alternative Minimum Tax)	5/11 at 100.00	Aa2	1,207,653
1,570	5.250%, 7/01/21 (Alternative Minimum Tax)	7/11 at 100.00	Aa2	1,617,163

10,600	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/05 at 102.00	N/R	10,838,606
	7.400%, 9/01/19 (Alternative Minimum Tax)

	Massachusetts - 0.9%

5,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc. Project,	1/11 at 101.00	AAA	5,101,900
	Series 2001A, 5.500%, 1/01/18 (Alternative Minimum Tax) - AMBAC Insured

405	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 71, 5.650%,	6/09 at 100.00	AAA	410,257
	6/01/31 (Alternative Minimum Tax) - FSA Insured

	Michigan - 8.7%

15,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	No Opt. Call	AAA	17,457,150
	Improvement Bonds, Series 2001A, 6.000%, 5/01/29 - FSA Insured

11,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A, 5.500%,	7/11 at 101.00	AA	11,216,150
	1/15/31

3,485	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sisters of Mercy	No Opt. Call	AAA	3,836,811
	Health Corporation, Series 1993P, 5.375%, 8/15/14 - MBIA Insured

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sparrow Obligated
	Group, Series 2001:
1,400	5.500%, 11/15/21	11/11 at 101.00	A1	1,441,664
2,500	5.625%, 11/15/31	11/11 at 101.00	A1	2,527,825

12,640	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital,	11/11 at 100.00	AAA	12,776,259
	Series 2001M, 5.250%, 11/15/31 - MBIA Insured

2,395	Ypsilanti Community Utilities Authority, County of Washtenaw, Michigan, Sanitary Sewer System	5/11 at 100.00	AAA	2,413,992
	No. 3 Bonds, Series 2001, 5.100%, 5/01/31 - FGIC Insured

	Minnesota - 0.4%

2,380	Dakota County Community Development Agency, Minnesota, GNMA Collateralized Multifamily Housing	10/11 at 105.00	Aaa	2,413,463
	Revenue Bonds, Rose Apartments Project, Series 2001, 6.350%, 10/20/37 (Alternative Minimum Tax)

	Mississippi - 1.5%

2,155	Mississippi Business Finance Corporation, GNMA Collateralized Retirement Facility Mortgage Revenue	5/09 at 103.00	AAA	2,190,127
	Refunding Bonds, Aldersgate Retirement Community Inc. Project, Series 1999A, 5.450%, 5/20/34

6,420	Mississippi, Highway Revenue Bonds, Series 1999, 5.250%, 6/01/05	No Opt. Call	AAA	6,621,588

	Missouri - 2.6%

2,000	Fenton, Missouri, Tax Increment Refunding and Improvement Bonds, Gravois Bluffs Project, Series	10/12 at 100.00	N/R	2,038,360
	2002, 6.125%, 10/01/21

	Missouri Development Finance Board, Cultural Facilities Revenue Bonds, Nelson Gallery Foundation,
	Series 2001A:
3,335	5.250%, 12/01/19 - MBIA Insured	12/11 at 100.00	AAA	3,564,348
3,510	5.250%, 12/01/20 - MBIA Insured	12/11 at 100.00	AAA	3,732,674
3,695	5.250%, 12/01/21 - MBIA Insured	12/11 at 100.00	AAA	3,911,490
2,040	5.250%, 12/01/22 - MBIA Insured	12/11 at 100.00	AAA	2,131,331

	Montana - 0.9%

5,000	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company Project,	7/10 at 101.00	B1	5,154,300
	Series 2000, 8.000%, 7/01/20 (Alternative Minimum Tax)

	Nebraska - 1.3%

	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2001D:
3,365	5.250%, 9/01/21 (Alternative Minimum Tax)	9/11 at 100.00	AAA	3,441,722
4,545	5.375%, 9/01/32 (Alternative Minimum Tax)	9/11 at 100.00	AAA	4,586,041

	Nevada - 7.7%

35,000	Clark County, Nevada, General Obligation Limited Tax Bond Bank Bonds, Series 2000, 5.500%, 7/01/30 -	7/10 at 100.00	AAA	36,520,750
	MBIA Insured

4,000	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail	1/10 at 102.00	N/R	3,882,480
	Project, Second Tier, Series 2000, 7.375%, 1/01/40

1,000	Nevada Housing Division, Single Family Mortgage Senior Bonds, Series 1998A-1, 5.300%, 4/01/18	4/08 at 101.50	Aaa	1,030,440
	(Alternative Minimum Tax)

4,290	University of Nevada, Universities Revenue Bonds, Community College System Project, Series 2001A,	1/12 at 100.00	AAA	4,405,101
	5.250%, 7/01/26 - FGIC Insured

	New Hampshire - 0.4%

2,000	New Hampshire Health and Education Authority, Hospital Revenue Bonds, Concord Hospital Issue,	10/11 at 101.00	Aaa	2,128,220
	Series 2001, 5.500%, 10/01/21 - FSA Insured

	New Jersey - 2.5%

10,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water Company,	11/12 at 101.00	Aaa	10,107,300
	Series 2002A, 5.250%, 11/01/32 (Alternative Minimum Tax) - AMBAC Insured

4,125	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	AAA	4,613,359
	Grants, Series 2002A, 5.500%, 9/15/13 - AMBAC Insured

	New York - 5.3%

1,780	East Rochester Housing Authority, New York, GNMA Secured Revenue Bonds, Gates Senior Housing Inc.	10/11 at 101.00	AAA	1,822,364
	Project, Series 2001, 5.300%, 4/20/31

5,350	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2001A, 5.000%,	11/11 at 100.00	AAA	5,357,704
	11/15/31 - FGIC Insured

4,155	Monroe County Airport Authority, New York, Greater Rochester International Airport Revenue	No Opt. Call	AAA	4,621,607
	Refunding Bonds, Series 1999, 5.750%, 1/01/13 (Alternative Minimum Tax) - MBIA Insured

2,500	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.625%, 8/01/20 -	8/12 at 100.00	AAA	2,761,650
	MBIA Insured

	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,
	Fiscal Series 2001A:
8,610	5.500%, 6/15/33 - MBIA Insured	6/10 at 101.00	AAA	8,992,198
5,710	5.500%, 6/15/33 - FGIC Insured	6/10 at 101.00	AAA	5,963,467

2,000	New York Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/11 at 100.00	AA-	2,146,240
	Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/16

	North Carolina - 0.3%

1,800	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.500%,	No Opt. Call	BBB+	1,959,786
	1/01/13

	Ohio - 3.0%

6,000	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, GNMA Mortgage-Backed	3/08 at 101.50	AAA	6,162,060
	Securities Program, Series 1998A-1, 5.300%, 9/01/19 (Alternative Minimum Tax) - FSA Insured

7,900	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 102.00	N/R	7,945,899
	1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)

	Portage County, Ohio, General Obligation Bonds, Series 2001:
1,870	5.000%, 12/01/21 - FGIC Insured	12/11 at 100.00	AAA	1,930,700
1,775	5.000%, 12/01/23 - FGIC Insured	12/11 at 100.00	AAA	1,812,577

	Oklahoma - 0.6%

	Oklahoma Development Finance Authority, Revenue Refunding Bonds, Hillcrest Healthcare System,
	Series 1999A:
1,000	5.125%, 8/15/10	8/09 at 101.00	B1	987,470
2,500	5.625%, 8/15/29	8/09 at 101.00	B1	2,529,300

	Oregon - 2.5%

4,700	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds, Peacehealth	11/11 at 101.00	AAA	4,898,434
	Issue, Series 2001, 5.250%, 11/15/21 - AMBAC Insured

10,000	Oregon, Housing and Community Services Department, Multifamily Housing Revenue Bonds,	7/10 at 100.00	Aa2	10,258,400
	Series 2000A, 6.050%, 7/01/42 (Alternative Minimum Tax)

	Pennsylvania - 1.9%

	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny
	Health System, Series 2000B:
2,000	9.250%, 11/15/22	11/10 at 102.00	B	2,244,260
2,000	9.250%, 11/15/30	11/10 at 102.00	B	2,244,260

3,500	Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue Bonds, Northampton	1/05 at 101.00	BBB-	3,528,875
	Generating Project, Senior Lien, Series 1994A, 6.600%, 1/01/19 (Alternative Minimum Tax)

3,205	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	AAA	3,516,109
	8/01/16 - FGIC Insured

	South Carolina - 1.7%

2,185	Greenville County, South Carolina, Special Source Revenue Bonds, Road Improvement Project,	4/11 at 101.00	AAA	2,343,413
	Series 2001, 5.500%, 4/01/21 - AMBAC Insured

6,850	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2001A, 5.500%, 10/01/22	10/11 at 100.00	Aaa	7,738,582
	(Pre-refunded to 10/01/11) - AMBAC Insured

	Tennessee - 1.6%

5,210	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001A, 5.500%,	3/11 at 100.00	AAA	5,577,722
	3/01/14 (Alternative Minimum Tax) - FSA Insured

2,025	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 1998-2, 5.350%, 7/01/23	1/09 at 101.00	AA	2,065,217
	(Alternative Minimum Tax)

1,970	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2001-3A, 5.200%,	7/11 at 100.00	AA	2,008,533
	7/01/22 (Alternative Minimum Tax)

	Texas - 17.8%

1,125	Brushy Creek Municipal Utility District, Williamson County, Texas, Combination Unlimited Tax Revenue	6/09 at 100.00	Aaa	1,135,609
	Refunding Bonds, Series 2001, 5.125%, 6/01/26 - FSA Insured

3,850	Dallas-Fort Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	AAA	3,929,657
	Series 2001A, 5.500%, 11/01/35 (Alternative Minimum Tax) - FGIC Insured

	Frisco, Texas, Collins and Denton Counties, General Obligation Bonds, Series 2001:
1,910	5.000%, 2/15/20 - FGIC Insured	2/11 at 100.00	AAA	1,967,930
2,005	5.000%, 2/15/21 - FGIC Insured	2/11 at 100.00	AAA	2,050,393

4,040	Harris County, Texas, Tax and Revenue Certificates of Obligation, Series 2001, 5.000%, 8/15/27	8/11 at 100.00	AA+	4,050,140

7,000	Houston, Texas, Airport System Subordinate Lien Revenue Bonds, Series 1998B, 5.250%, 7/01/14	7/08 at 101.00	AAA	7,337,050
	(Alternative Minimum Tax) - FGIC Insured

	Houston, Texas, Airport System Subordinate Lien Revenue Refunding Bonds, Series 2001A:
2,525	5.500%, 7/01/13 (Alternative Minimum Tax) - FGIC Insured	1/12 at 100.00	AAA	2,724,778
2,905	5.500%, 7/01/14 (Alternative Minimum Tax) - FGIC Insured	1/12 at 100.00	AAA	3,150,240

6,000	Houston, Texas, Water and Sewer System, Junior Lien Revenue Refunding Bonds, Series 2001B, 5.500%,	No Opt. Call	AAA	6,505,020
	12/01/29 - MBIA Insured

	Jefferson County, Texas, Health Facilities Development Corporation, FHA-Insured Mortgage Revenue
	Bonds, Baptist Hospital of Southeast Texas, Series 2001:
8,500	5.400%, 8/15/31 - AMBAC Insured	8/11 at 100.00	AAA	8,670,170
8,500	5.500%, 8/15/41 - AMBAC Insured	8/11 at 100.00	AAA	8,688,700

10,700	Laredo Independent School District, Webb County, Texas, General Obligation Refunding Bonds, Series	8/11 at 100.00	AAA	10,784,851
	2001, 5.000%, 8/01/25

2,500	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	No Opt. Call	AAA	2,511,225
	Light and Power Company, Series 1997, 5.125%, 11/01/28 (Alternative Minimum Tax) - AMBAC Insured

1,540	Medina Valley Independent School District, Medina County, Texas, General Obligation Bonds, Series	2/11 at 100.00	Aaa	1,576,313
	2001, 5.250%, 2/15/26

5,430	Mineral Wells Independent School District, Pale Pinto and Parker Counties, Texas, Unlimited School	2/08 at 100.00	Aaa	5,432,498
	Tax Building and Refunding Bonds, Series 1998, 4.750%, 2/15/22

3,000	North Central Texas Health Facilities Development Corporation, Revenue Bonds, Texas Health	2/08 at 102.00	AAA	3,055,260
	Resources System, Series 1997B, 5.375%, 2/15/26 - MBIA Insured

3,045	Port of Houston Authority, Harris County, Texas, General Obligation Port Improvement Bonds,	10/11 at 100.00	AAA	3,268,199
	Series 2001B, 5.500%, 10/01/17 (Alternative Minimum Tax) - FGIC Insured

11,985	Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Series	7/11 at 100.00	AAA	12,089,869
	2001A, 5.350%, 7/01/33 (Alternative Minimum Tax)

15,700	Texas Water Development Board, State Revolving Fund Revenue Bonds, Senior Lien, Series 1996B,	1/07 at 100.00	AAA	16,511,376
	5.125%, 7/15/18

	Utah - 1.1%

	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001E:
2,235	5.200%, 1/01/18 (Alternative Minimum Tax)	7/11 at 100.00	AA-	2,298,541
695	5.500%, 1/01/23 (Alternative Minimum Tax)	7/11 at 100.00	Aa2	706,752

	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001F-1:
2,765	4.950%, 7/01/18 (Alternative Minimum Tax)	7/11 at 100.00	Aa2	2,846,789
690	5.300%, 7/01/23 (Alternative Minimum Tax)	7/11 at 100.00	AA-	707,836

	Virginia - 1.4%

7,000	Pocahontas Parkway Association, Virginia, Route 895 Connector Toll Road Senior Lien Revenue Bonds,	8/08 at 77.58	BB	3,544,450
	Series 1998B, 0.000%, 8/15/13

4,945	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001J-1, 5.200%,	7/11 at 100.00	AAA	5,061,257
	7/01/19 - MBIA Insured

	Washington - 16.4%

	Bellingham Housing Authority, Washington, Housing Revenue Bonds, Varsity Village Project, Series
	2001A:
1,000	5.500%, 12/01/27 - MBIA Insured	12/11 at 100.00	Aaa	1,045,620
2,000	5.600%, 12/01/36 - MBIA Insured	12/11 at 100.00	Aaa	2,106,540

2,090	Public Utility District No. 1 of Benton County, Washington, Electric Revenue Refunding Bonds,	11/11 at 100.00	AAA	2,318,500
	Series 2001A, 5.625%, 11/01/15 - FSA Insured

1,500	Public Utility District No. 1 of Grays Harbor County, Washington, Electric Revenue Bonds, Series	1/11 at 100.00	AAA	1,542,195
	2001, 5.125%, 1/01/22 - AMBAC Insured

2,475	Public Utility District No. 1 of Klickitat County, Washington, Electric Revenue Bonds, Series	12/11 at 100.00	AAA	2,480,099
	2001B, 5.000%, 12/01/26 - AMBAC Insured

12,955	Port of Seattle, Washington, Passenger Facility Charge Revenue Bonds, Series 1998B, 5.300%,	12/08 at 101.00	AAA	13,713,904
	12/01/16 (Alternative Minimum Tax) - AMBAC Insured

	Port of Seattle, Washington, Revenue Bonds, Series 2001B:
2,535	5.625%, 4/01/18 (Alternative Minimum Tax) - FGIC Insured	10/11 at 100.00	AAA	2,733,541
16,000	5.100%, 4/01/24 (Alternative Minimum Tax) - FGIC Insured	10/08 at 100.00	AAA	16,018,400

5,680	Seattle, Washington, Municipal Light and Power Revenue Refunding and Improvement Bonds, Series	3/11 at 100.00	AAA	6,179,102
	2001, 5.500%, 3/01/18 - FSA Insured

4,530	Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds, Series 2001, 5.250%, 12/01/21 -	12/11 at 100.00	AAA	4,746,353
	AMBAC Insured

2,250	Washington, Certificates of Participation, Washington State Convention and Trade Center, Series	7/09 at 100.00	AAA	2,433,128
	1999, 5.250%, 7/01/14 - MBIA Insured

	Washington State Healthcare Facilities Authority, Revenue Bonds, Group Health Cooperative of Puget
	Sound, Series 2001:
3,005	5.375%, 12/01/17 - AMBAC Insured	12/11 at 101.00	AAA	3,218,265
2,915	5.375%, 12/01/18 - AMBAC Insured	12/11 at 101.00	AAA	3,109,256

3,720	Washington State Healthcare Facilities Authority, Revenue Bonds, Children's Hospital and Regional	10/11 at 100.00	Aaa	3,954,360
	Medical Center, Series 2001, 5.375%, 10/01/18 - AMBAC Insured

	Washington State Healthcare Facilities Authority, Revenue Bonds, Good Samaritan Hospital, Series
	2001:
5,480	5.500%, 10/01/21 - RAAI Insured	10/11 at 101.00	AA	5,740,081
25,435	5.625%, 10/01/31 - RAAI Insured	10/11 at 101.00	AA	26,333,364

	Wisconsin - 5.2%

	Appleton, Wisconsin, Waterworks Revenue Refunding Bonds, Series 2001:
3,705	5.375%, 1/01/20 - FGIC Insured	1/12 at 100.00	Aaa	3,961,645
1,850	5.000%, 1/01/21 - FGIC Insured	1/12 at 100.00	Aaa	1,905,963

1,735	Evansville Community School District, Dane, Green and Rock Counties, Wisconsin, General Obligation	4/11 at 100.00	AAA	1,889,745
	Refunding Bonds, Series 2001, 5.500%, 4/01/20 - FGIC Insured

12,250	La Crosse, Wisconsin, Pollution Control Refunding Revenue Bonds, Dairyland Power	12/08 at 102.00	AAA	13,312,933
	Cooperative Project, Series 1997B, 5.550%, 2/01/15 - AMBAC Insured

3,180	Wisconsin, Clean Water Revenue Bonds, Series 1999-1, 5.500%, 6/01/17	6/09 at 100.00	AA+	3,459,808

4,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community	10/11 at 101.00	A+	3,977,440
	Health Obligated Group, Series 2001, 5.375%, 10/01/30

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series	2/12 at 100.00	BBB+	2,527,820
	2001B, 6.000%, 2/15/25

$877,550	Total Long-Term Investments (cost $878,584,401) - 150.5%			895,263,767

	Short-Term Investments - 0.5%

3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,		A-1+	3,000,000
	Variable Rate Demand Obligations, Fiscal Series 1993C, 1.070%, 6/15/22 - FGIC Insured†

$3,000	Total Short-Term Investments (cost $3,000,000)			3,000,000

	Total Investments (cost $878,664,147) - 151.0%			898,263,767

	Other Assets Less Liabilities - 1.4%			8,649,282

	Preferred Shares, at Liquidation Value - (52.4)%			(312,000,000)

	Net Assets Applicable to Common Shares - 100%			$594,913,049

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to
Common shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
#	On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.
N/R	Investment is not rated.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect.
This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2004, the cost of investments was $881,584,397.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2004 were as follows:

Gross unrealized:
	Appreciation	$ 27,580,548
	Depreciation	(10,901,178)

	Net unrealized appreciation of investments	$ 16,679,370

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Dividend Advantage Municipal Fund 3

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         09/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         09/29/04

* Print the name and title of each signing officer under his or her signature.